Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Current Assets
Cash & cash equivalents	$ 81,348	$ 50,426
Trade & other receivables	3,091	4,060
Prepayments	8,868	8,036
Total Current Assets	93,307	62,522
Non-Current Assets
Property, plant and equipment	1,554	826
Right-of-use assets	8,042
Financial assets at fair value through other comprehensive income	1,672	2,317
Other non-current assets	3,324	3,324
Intangible assets	582,338	583,126
Total Non-Current Assets	596,930	589,593
Total Assets	690,237	652,115
Current Liabilities
Trade and other payables	19,241	13,060
Provisions	26,097	7,264
Borrowings	18,928	14,007
Lease liabilities	2,691
Deferred consideration	10,000	10,000
Total Current Liabilities	76,957	44,331
Lease liabilities	6,683	0
Non-Current Liabilities
Deferred tax liability	6,922	11,124
Provisions	30,375	48,329
Borrowings	65,996	67,279
Deferred consideration	2,500
Total Non-Current Liabilities	112,476	126,732
Total Liabilities	189,433	171,063
Net Assets	500,804	481,052
Equity
Issued Capital	959,635	910,405
Reserves	42,054	40,638
(Accumulated losses)/retained earnings	(500,885)	(469,991)
Total Equity	$ 500,804	$ 481,052